Property, furniture, equipment and leasehold improvements - Net - Additional Information (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, furniture, equipment and leasehold improvements		$ 868,830	$ 719,987	$ 488,409
Cost of sales recognized in properties		195,252	124,490	94,121
Sales expense		673,578	562,244	394,288
Depreciation expense			33,253
Impairment reversed			26,069
Impaired property damage			$ 0	$ 42,422
Hurricane Otis
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized as other expenses	$ 42,422	$ 42,422